BUSINESS COMBINATIONS (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 13, 2023	Jan. 10, 2023	Aug. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Common shares issued, shares	10,151,250		1,022,025	10,151,250	1,022,025
Common shares issuable	$ 2,428,656		$ 270,133
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Cash paid, shares
Cash paid				$ 479,000
Cash payable, shares
Cash payable				$ 370,537
Common shares issued, shares				825,000
Common shares issued				$ 122,376
Common shares issuable, shares		200,000		200,000
Common shares issuable		$ 35,806		$ 35,806
Total, shares				1,025,000
Total				$ 1,007,719